Net operating costs (excluding items disclosed separately)	12 Months Ended
Dec. 31, 2022
Net Operating Costs Excluding Items Shown Separately [Abstract]
Net operating costs (excluding items disclosed separately)
7     Net operating costs (excluding items disclosed separately)

	Note	2022 US$m	2021 US$m	2020 US$m
Raw materials, consumables, repairs and maintenance		12,477	9,957	8,490
Amortisation of intangible assets	12	159	178	161
Depreciation of property, plant and equipment	13	4,851	4,519	4,118
Employment costs	26	6,002	5,513	4,770
Shipping and other freight costs		3,146	3,275	2,088
Decrease/(increase) in finished goods and work in progress(a)		803	29	(47)
Royalties		2,994	3,878	2,763
Amounts charged by equity accounted units(b)		1,429	1,160	958
Net foreign exchange (gains)/losses		(42)	14	300
(Gains)/losses on sale of property, plant and equipment		(93)	53	50
Gain on sale of the Cortez Royalty(c)		(432)	—	—
Gains recognised by Kitimat relating to LNG Canada’s project(d)		(116)	(336)	—
Provisions (including exchange differences on provisions)		1,006	1,906	894
Research and development		76	65	45
Other external costs(e)		4,254	4,018	3,083
Costs included above capitalised or shown on a separate line item(f)		(722)	(646)	(708)
Other operating income(g)		(1,022)	(893)	(711)
Net operating costs (excluding items disclosed separately)(h)		34,770	32,690	26,254
(a)Includes purchases of third-party material to satisfy sales contracts.
(b)Amounts charged by equity accounted units relate to toll processing and also include purchases from equity accounted units of bauxite, aluminium and copper concentrate which are then processed by the product group or sold to third parties.
(c)On 2 August 2022, we completed the sale for US$525 million of a gold royalty which was retained following the disposal of the Cortez mine in 2008.
(d)During the first half of 2022, LNG Canada elected to terminate their option to purchase additional land and facilities for expansion of their operations at Kitimat, Canada. On 3 December 2021 we recognised a new wharf at Kitimat, Canada within Property, plant and equipment that was built and paid for by LNG Canada.
(e)In 2022, other external costs include US$465 million (2021: US$502 million, 2020: US$314 million) of short-term lease costs and US$50 million (2021: US$34 million, 2020 US$30 million) of variable lease costs recognised in the income statement in accordance with IFRS 16 “Leases”. Refer to note 21.
(f)In 2022, US$485 million (2021: US$445 million; 2020: US$537 million) of operating costs were capitalised, US$190 million (2021: US$154 million; 2020: US$125 million) of costs were shown separately within “Exploration and evaluation costs” in the Group income statement, and US$47 million (2021: $47 million; 2020: US$46 million) of costs were shown within operating costs as “Research and development”.
(g)Other operating income includes sundry revenue incidental to the main revenue-generating activities of the operations.
(h)In 2022, “Net operating costs (excluding items disclosed separately)” includes US$138 million of decarbonisation spend.